Marketable Securities and Securities Investments (Details Textual) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Marketable Securities and Securities Investments (Textuals) [Abstract]
Proceeds from sale of available-for-sale securities	¥ 532,619	¥ 785,698	¥ 1,165,451
Gross realized gains from available for sale securities	38,654	39,622	41,860
Gross realized loss from available for sale securities	2,014	37,537	30,554
Marketable securities classified as trading securities	375,802	353,353
Investment Holdings Other Than Securities [Line Items]
Net unrealized losses on trading securities	10,768		79,476
Net unrealized gains on trading securities		50,992
Total realized impairment losses on marketable securities	9,763	5,508	45,644
Private equity [Member]
Investment Holdings Other Than Securities [Line Items]
Investments	¥ 67,376	¥ 70,705